UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported):
February 27, 2015
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CFC ADVANTAGE LLC1
(Exact name of securitizer as specified in its charter)
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025-00438	0001392273
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Roberta B. Aronson, General Counsel, (703) 467-1872
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
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1 CFC Advantage LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period for the Series 2007-1 Rural Utilities Trust and the Series 2007-2 Rural Utilities Trust.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), CFC Advantage LLC, as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the Series 2007-1 Rural Utilities Trust and the Series 2007-2 Rural Utilities Trust. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer was February 27, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CFC ADVANTAGE LLC

/s/ J.ANDREW DON
J. Andrew Don
Dated: May 15, 2015	Manager